Convertible debentures (Tables)	12 Months Ended
Aug. 31, 2021
Convertible Debentures
Schedule of Initial recognition of the issuances

Issued	Tranche	Principal	Maturity Date	Interest Rate	Fair Value
July 27, 2020	Tranche A	4,000	January 27, 2022	0%	$3,432
August 20, 2020	Tranche A	2,000	February 20,2022	0%	1,716
September 1, 2020	Tranche A	1,000	March 1, 2022	0%	914
Total		$7,000			$6,062

Schedule of balance of the convertible debentures

August 31, 2021
Balance at August 31, 2020	$5,089
Fair value of third issuance Day one gain on third issuance	914 111
Change in fair value	901
Converted during the year	(7,015)
Balance at August 31, 2021	$-

Schedule of Significant assumptions used in determining the fair value

	August 31, 2021*			August 31, 2020
Share price	$0.62	to	0.83		$0.84
Risk-free interest rate	0.10%	-	0.15%	0.13%	-	0.14%
Discount for lack of marketability	6%	-	15%		21%
Remaining term (in years)	0.81	-	1.37	1.41	-	1.97

*	The range provided for the year ended August 31, 2021 refers to the range used for each assumption for the fair value at the date of the conversions during the year as the balance is $nil at year end.